De-SPAC Merger Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
De-SPAC Merger Transaction
De-SPAC Merger Transaction

Note 4. De-SPAC Merger Transaction

On the Closing Date, the Company completed the Transaction with Riverview. At Closing, the Company issued 12,868,151 Common Shares to public and class B shareholders of Riverview, receiving $49.8 million of the cash held in the trust account of Riverview, which is net of $17.1 million of Riverview transaction expenses that were either paid by Riverview prior to Closing or offset against proceeds received by the Company at Closing. The 12,868,151 shares issued at Closing include 1,910,000 shares issued to PIPE investors who elected to satisfy their PIPE commitments through the purchase of shares of Class A common stock of Riverview (“Riverview Class A Shares”) on the public market, pursuant to the terms of their respective subscription agreements.

Substantially concurrently with the Closing, the Company received $205.9 million in cash proceeds (which amount excludes contribution to the Company of certain related party notes outstanding immediately prior to Closing) from common stock PIPE investments (the “PIPE Financing”), issued 20,590,000 Common Shares to the PIPE investors (which share amount excludes the conversion of the related party notes), and entered into a credit agreement that includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million.

Prior to the Closing, the Company’s ownership interests consisted of two classes of equity, referred to as Common Units and Common Equivalent Preferred Units. At inception, each Common Equivalent Preferred Unit has a liquidation preference of $1.00 per unit, increased by an amount accruing at the rate of 10% per annum, compounding annually, based on its liquidation preference as of the time of such accrual, and reduced by the cumulative amount of any cash dividends or distributions, if any, made by the Company in respect of such Common Equivalent Preferred Unit (the “Common Equivalent Preferred Unit Liquidation Preference”). In connection with the Closing, holders of Common Equivalent Preferred Units were paid a cash dividend totaling $4.4 million, which is equal to the accreted liquidation preference of the Common Equivalent Preferred Units from June 30, 2022 through Closing.

Pursuant to the Transaction Agreement, (a) each issued and outstanding Common Unit converted into 0.1049203474320 Common Shares, (b) each issued and outstanding Common Equivalent Preferred Unit for which the holder had not elected to convert such unit into shares of Series A convertible preferred stock of Westrock (the “Westrock Series A Preferred Shares”) (see Note 13), automatically converted into 0.1086138208640 Common Shares if such Westrock Preferred Unit was designated a Series A Common Equivalent Preferred Unit or 0.1049203474320 Common Shares if such Common Equivalent Preferred Unit was designated a Series B Common Equivalent Preferred Unit and (c) each outstanding Westrock Preferred Unit, for which the holder thereof had made an election to convert such unit into Westrock Series A Preferred Shares, converted into 0.1086138208740 Westrock Series A Preferred Shares if such Common Equivalent Preferred Unit was designated a Series A Common Equivalent Preferred Unit or 0.0919280171940 Westrock Series A Preferred Shares if such Common Equivalent Preferred Unit was designated a Series B Common Equivalent Preferred Unit.

As a result, we issued 34,855,535 Common Shares to holders of Common Units, 2,220,305 Common Shares to holders of Common Equivalent Preferred Units who elected to convert their Common Equivalent Preferred Units into Common Shares, and 23,587,952 Westrock Series A Preferred Shares to holders who elected to convert their Common Equivalent Preferred Units into Westrock Series A Preferred Shares.

In addition, at Closing, (i) each outstanding share of class B common stock of Riverview (the “Riverview Class B Shares” together with the Riverview Class A Shares, the “Riverview Shares”) (other than the Riverview Class B Shares held as treasury stock, which were automatically cancelled and extinguished at Closing), automatically converted into one Riverview Class A Share, (ii) each outstanding Riverview Class A Share (including the Riverview Class A Shares resulting from the conversion of Riverview Class B Shares at Closing but excluding any Riverview Class A Shares held as treasury stock, which were automatically cancelled and extinguished at Closing) were exchanged for one Common Share, (iii) each outstanding warrant to purchase Riverview Class A Shares (the “Riverview Warrants”) was, by its terms, automatically converted into a comparable warrant to purchase Common Shares (the “Westrock Warrants”) on the terms and subject to the conditions set forth in the warrant agreement for the Riverview Warrants and the amended and restated warrant agreement for the Westrock Warrants, (iv) each Riverview Share held immediately prior to Closing by Riverview as treasury stock was automatically canceled and extinguished and (v) each share of capital stock of Merger Sub I issued and outstanding immediately prior to Closing was automatically canceled and extinguished and converted into one share of common stock, par value $0.01, of the surviving corporation in the SPAC Merger. In connection with obtaining the approval of the Mergers by Riverview’s stockholders, Riverview provided an opportunity for its stockholders to redeem all or a portion of their outstanding Riverview Class A Shares.

The Transaction is a capital transaction in substance and not a business combination under ASC 805, Business Combinations (“ASC 805”). As a result, Westrock is treated as the accounting acquirer and Riverview is treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction is treated similar to an equity contribution in exchange for the issuance of Common Shares.

The financial statements of the combined entity represent a continuation of the financial statements of Westrock, and the net assets of Riverview have been stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equityholders of the Company, prior to the Closing, have been retroactively adjusted as shares reflecting the common unit conversion ratio discussed above.

Proceeds from the Transaction and the $175.0 million term loan facility were used to pay off and terminate our then existing term loan and asset-based lending agreements, and to pay expenses related to the Transaction and the new credit agreement.

The Company and Riverview incurred $24.0 million and $17.1 million, respectively, of expenses related to the Transaction. These expenses consist of underwriting fees, professional services (legal, accounting, advisory, etc.) and other direct expenses associated with the Transaction. Costs incurred by Westrock were initially capitalized as incurred in the other assets on the Condensed Consolidated Balance Sheets. As a result of the transaction, $24.0 million of transaction costs incurred by the Company related to the issuance of shares were recognized in additional paid-in capital as a reduction of proceeds. The $17.1 million of expenses incurred by Riverview were either paid by Riverview prior to Closing or netted against proceeds received by the Company at Closing.

Common Stock Warrants

The Company assumed 12,500,000 publicly-traded Riverview Warrants (“Public Warrants”) and 7,400,000 private placement Riverview Warrants (“Private Warrants”), which were originally issued by Riverview in connection with its initial public offering and, as a result of the assumption by the Company, became Westrock Warrants. The Public Warrants assumed by Westrock are referred to as the “Westrock Public Warrants” and the Private Warrants assumed by Westrock are referred to as the “Westrock Private Warrants”. The Westrock Warrants are included in warrant liabilities on the Company’s Condensed Consolidated Balance Sheet. The Westrock Warrants entitle the holder to purchase one share of Common Share at an exercise price of $11.50 per share.

The Westrock Warrants may only be exercised for a whole number of shares, and will expire on August 26, 2027 (i.e., five years following the Closing), or earlier upon redemption or liquidations. Westrock may redeem the outstanding Westrock Public Warrants (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported last sale price of the Common Shares for any 20 trading days within a 30-trading day period ending three business days before Westrock sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share. During any period when Westrock fails to maintain an effective registration statement registering the Common Shares issuable upon the exercise of the Westrock Warrants, Westrock is required to permit holders of Westrock Warrants to exercise their Westrock Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exemption.

If and when the Public Warrants become redeemable by Westrock, Westrock may exercise its redemption right even if Westrock is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Westrock Private Warrants, which became transferable, assignable and salable on September 26, 2022 (i.e., 30 days after the Closing), are currently held by the Riverview Sponsor, and are generally identical to the Westrock Public Warrants, except they cannot be redeemable by Westrock so long as they are held by the Riverview Sponsor or its permitted transferees. The Riverview Sponsor, or its permitted transferees, have the option to exercise the Westrock Private Warrants on a cashless basis. If the Westrock Private Warrants are held by holders other than the Riverview Sponsor or its permitted transferees, the Westrock Private Warrants will become redeemable by Westrock and exercisable by the holders on the same basis as the Westrock Public Warrants.

Note 4. De-SPAC Merger Transaction

On August 26, 2022, the Company completed the Transaction with Riverview. At Closing, the Company issued 12,868,151 Common Shares to public and class B shareholders of Riverview, receiving $49.8 million of the cash held in the trust account of Riverview, which is net of $17.1 million of Riverview transaction expenses that were either paid by Riverview prior to Closing or offset against proceeds received by the Company at Closing. The 12,868,151 shares issued at Closing include 1,910,000 shares issued to PIPE investors who elected to satisfy their PIPE commitments through the purchase of shares of Class A common stock of Riverview (“Riverview Class A Shares”) on the public market, pursuant to the terms of their respective subscription agreements.

Substantially concurrently with the Closing, the Company received $205.9 million in cash proceeds (which amount excludes contribution to the Company of certain related party notes as described in Note 12) from common stock PIPE investments (the “PIPE Financing”), issued 20,590,000 Common Shares to the PIPE investors (which share amount excludes the conversion of the related party notes as described in Note 12), and entered into a credit agreement that includes (a) a senior secured first lien revolving credit facility in an initial aggregate principal amount of $175.0 million and (b) a senior secured first lien term loan facility in an initial aggregate principal amount of $175.0 million. See Note 12 for additional disclosures regarding the new credit agreement.

Prior to the Closing, the Company’s ownership interests consist of two classes of equity, referred to as Common Units and Common Equivalent Preferred Units (the “CEP Units”). At inception, each CEP Unit has a liquidation preference of $1.00 per unit, increased by an amount accruing at the rate of 10% per annum, compounding annually, based on its liquidation preference as of the time of such accrual, and reduced by the cumulative amount of any cash dividends or distributions, if any, made by the Company in respect of such CEP Unit (the “CEP Unit Liquidation Preference”). During the years ended December 31, 2022, 2021 and 2020, the CEP Units accrued $13.9 million, $24.2 million and $18.5 million of liquidation preference, respectively. In connection with the Closing, holders of Common Equivalent Preferred Units were paid a cash dividend totaling $4.4 million, which is equal to the accreted liquidation preference of the Common Equivalent Preferred Units from June 30, 2022 through Closing.

Pursuant to the Transaction Agreement, (a) each issued and outstanding Common Unit converted into 0.1049203474320 Common Shares, (b) each issued and outstanding Common Equivalent Preferred Unit for which the holder had not elected to convert such unit into shares of Series A convertible preferred stock of Westrock (the “Westrock Series A Preferred Shares”) (see Note 13), automatically converted into 0.1086138208640 Common Shares if such Westrock Preferred Unit was designated a Series A Common Equivalent Preferred Unit or 0.1049203474320 Common Shares if such Common Equivalent Preferred Unit was designated a Series B Common Equivalent Preferred Unit and (c) each outstanding Westrock Preferred Unit, for which the holder thereof had made an election to convert such unit into Westrock Series A Preferred Shares, converted into 0.1086138208740 Westrock Series A Preferred Shares if such Common Equivalent Preferred Unit was designated a Series A Common Equivalent Preferred Unit or 0.0919280171940 Westrock Series A Preferred Shares if such Common Equivalent Preferred Unit was designated a Series B Common Equivalent Preferred Unit.

As a result, we issued 34,855,535 Common Shares to holders of Common Units, 2,220,305 Common Shares to holders of Common Equivalent Preferred Units who elected to convert their Common Equivalent Preferred Units into Common Shares, and 23,587,952 Westrock Series A Preferred Shares to holders who elected to convert their Common Equivalent Preferred Units into Westrock Series A Preferred Shares. The Company realized a net loss on extinguishment of the Common Equivalent Preferred Units of $2.9 million, including the payment of approximately $1.3 million of issuance costs, which have been recorded within accumulated deficit on our Consolidated Balance Sheets and adjusts earnings attributable to common shareholders in computing basic and diluted earnings per share.

In addition, at Closing, (i) each outstanding share of class B common stock of Riverview (the “Riverview Class B Shares” together with the Riverview Class A Shares, the “Riverview Shares”) (other than the Riverview Class B Shares held as treasury stock, which were automatically cancelled and extinguished at Closing), automatically converted into one Riverview Class A Share, (ii) each outstanding Riverview Class A Share (including the Riverview Class A Shares resulting from the conversion of Riverview Class B Shares at Closing but excluding any Riverview Class A Shares held as treasury stock, which were automatically cancelled and extinguished at Closing) were exchanged for one Common Share, (iii) each outstanding warrant to purchase Riverview Class A Shares (the “Riverview Warrants”) was, by its terms, automatically converted into a comparable warrant to purchase Common Shares (the “Westrock Warrants”) on the terms and subject to the conditions set forth in the warrant agreement for the Riverview Warrants and the amended and restated warrant agreement for the Westrock Warrants, (iv) each Riverview Share held immediately prior to Closing by Riverview as treasury stock was automatically canceled and extinguished and (v) each share of capital stock of Merger Sub I issued and outstanding immediately prior to Closing was automatically canceled and extinguished and converted into one share of common stock, par value $0.01, of the surviving corporation in the SPAC Merger. In connection with obtaining the approval of the Mergers by Riverview’s stockholders, Riverview provided an opportunity for its stockholders to redeem all or a portion of their outstanding Riverview Class A Shares.

The Transaction is a capital transaction in substance and not a business combination under ASC 805, Business Combinations (“ASC 805”). As a result, Westrock is treated as the accounting acquirer and Riverview is treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction is treated similar to an equity contribution in exchange for the issuance of Common Shares.

The financial statements of the combined entity represent a continuation of the financial statements of Westrock, and the net assets of Riverview have been stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equityholders of the Company, prior to the Closing, have been retroactively adjusted as shares reflecting the common unit conversion ratio discussed above.

Proceeds from the Transaction and the $175.0 million term loan facility were used to pay off and terminate our then existing term loan and asset-based lending agreements, and to pay expenses related to the Transaction and the new credit agreement.

The Company and Riverview incurred $24.0 million and $17.1 million, respectively, of expenses related to the Transaction. These expenses consist of underwriting fees, professional services (legal, accounting, advisory, etc.) and other direct expenses associated with the Transaction. Costs incurred by Westrock were initially capitalized as incurred in the other assets on the Consolidated Balance Sheets. As a result of the transaction, $24.0 million of transaction costs incurred by the Company related to the issuance of shares were recognized in additional paid-in capital as a reduction of proceeds. The $17.1 million of expenses incurred by Riverview were either paid by Riverview prior to Closing or netted against proceeds received by the Company at Closing. There were no deferred transaction costs recorded in the Consolidated Balance Sheets as of December 31, 2022.

Common Stock Warrants

The Company assumed 12,500,000 publicly-traded Riverview Warrants (“Public Warrants”) and 7,400,000 private placement Riverview Warrants (“Private Warrants”), which were originally issued by Riverview in connection with its initial public offering and, as a result of the assumption by the Company, became Westrock Warrants. The Public Warrants assumed by Westrock are referred to as the “Westrock Public Warrants” and the Private Warrants assumed by Westrock are referred to as the “Westrock Private Warrants”. The Westrock Warrants are included in warrant liabilities on the Company’s Consolidated Balance Sheet. The Westrock Warrants entitle the holder to purchase one share of Common Share at an exercise price of $11.50 per share.

The Westrock Warrants became exercisable for cash on December 21, 2022 upon the effectiveness of our Registration Statement on Form S-1 (File No. 333-267509) (“Warrant Registration Statement”) registering the Common Shares issuable upon the exercise of the Westrock Warrants. The Westrock Warrants may only be exercised for a whole number of shares, and will expire on August 26, 2027 (i.e., five years following the Closing), or earlier upon redemption or liquidations. Westrock may redeem the outstanding Westrock Public Warrants (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported last sale price of the Common Shares for any 20 trading days within a 30-trading day period ending three business days before Westrock sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share. During any period when Westrock fails to maintain an effective registration statement registering the Common Shares issuable upon the exercise of the Westrock Warrants, Westrock is required to permit holders of Westrock Warrants to exercise their Westrock Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exemption.

Between November 25, 2022 and December 21, 2022, the effective date of the Warrant Registration Statement, 527,084 Westrock Public Warrants were exercised on a cashless basis, in accordance with the terms of the Westrock Warrants, resulting in the issuance of 94,453 Common Shares. There were no other exercises of Warrants for the year ended December 31, 2022. From December 31, 2022 through the date of these financial statements, Westrock has received $2.6 million in cash proceeds from the exercise of 228,796 Public Warrants, resulting in the issuance of 228,796 Common Shares.

The Westrock Private Warrants, which became transferable, assignable and salable on September 26, 2022 (i.e., 30 days after the Closing), are currently held by the Riverview Sponsor, and are generally identical to the Westrock Public Warrants, except they cannot be redeemable by Westrock so long as they are held by the Riverview Sponsor or its permitted transferees. The Riverview Sponsor, or its permitted transferees, have the option to exercise the Westrock Private Warrants on a cashless basis. If the Westrock Private Warrants are held by holders other than the Riverview Sponsor or its permitted transferees, the Westrock Private Warrants will become redeemable by Westrock and exercisable by the holders on the same basis as the Westrock Public Warrants.